Note 7 - Accrued Expenses and Other Liabilities - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued compensation	$ 22,740	$ 16,738
Indirect taxes	3,945	2,571
Cloud service fees	1,314	994
Professional service fees	1,033	500
Accrued partner expenses	903	1,253
Income taxes payable	1,197	1,713
Other	3,930	2,476
Accrued Liabilities and Other Liabilities, Total	$ 35,062	$ 26,245